Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Examination [Line Items]
Unrealized losses on fixed maturities and other investment securities	$ 0	$ 0.4	$ 0.8
Losses and loss adjustment expense reserve discounting	40.1	41.9	42.3
Unearned premiums	22.6	23.8	28.9
Capital loss carryforward	31.7	32.7	33.6
Allowance for bad debt	2.9	6.3	3.3
Accrual for contingent commissions	1.3	0.7	0
Net operating loss carryforward	19.7	19.7	18.7
Impairment of investment values	8.7	11.5	18.9
United States amortization of intangible assets	3.8	1.3	2.0
Accrued vacation	2.1	1.9	1.2
Stock option expense	4.2	4.4	4.4
United Kingdom interest	1.0	1.0	1.9
United Kingdom underwriting profits	0	0.5	0
Other	3.8	7.8	9.3
Deferred tax asset, gross	143.8	154.0	165.3
Unrealized gains on equity securities	(39.8)	(31.4)	(29.9)
Unrealized gains on fixed maturities and other investment securities	(38.1)	(40.8)	(22.0)
Deferred acquisition costs	(19.1)	(20.1)	(24.1)
United States amortization of intangible assets	(3.0)	0	(0.4)
United Kingdom underwriting losses	(1.6)	0	(8.8)
United Kingdom amortization of intangible assets	(4.8)	(5.9)	(6.8)
United States state tax	(0.5)	(0.6)	(0.7)
Other	(5.0)	(8.0)	(5.9)
Deferred tax liability, gross	(111.9)	(106.8)	(98.6)
Deferred tax asset, net before valuation allowance	31.9	47.2	66.7
Valuation allowance	(50.4)	(49.6)	(49.5)
Deferred tax (liability) asset, net	(18.5)	(2.4)	17.2
Net deferred tax (liability) asset - Foreign	(5.0)	(4.0)	(13.0)
Net deferred tax (liability) asset - United States	(13.5)	1.6	30.2
Brazil [Member]
Income Tax Examination [Line Items]
Operating losses	1.8	0.1	0
Malta [Member]
Income Tax Examination [Line Items]
Operating losses	$ 0.1	$ 0	$ 0